UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 028-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Compliance Manager Public Securities
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:  $       13,581
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Brookfield Properties Corp. COM            112900105    10877   613813 SH       DEFINED    1,4,5    554838      0 58975
Brookfield Properties Corp. COM            112900105     1390    78425 SH       OTHER      1,2,4,5   78425      0     0
Brookfield Properties Corp. COM            112900105     1584    89375 SH       OTHER      1,3,4,5   89375      0     0